Average Annual Total Returns - FidelitySustainabilityIndexFunds-ComboPRO - FidelitySustainabilityIndexFunds-ComboPRO - Fidelity U.S. Sustainability Index Fund	Dec. 30, 2024
Fidelity U.S. Sustainability Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	29.04%
Past 5 years	16.14%
Since Inception	13.42%	[1]
Fidelity U.S. Sustainability Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	28.68%
Past 5 years	15.80%
Since Inception	13.08%	[1]
Fidelity U.S. Sustainability Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	17.42%
Past 5 years	13.00%
Since Inception	10.88%	[1]
IXZFH
Average Annual Return:
Past 1 year	29.13%
Past 5 years	16.26%
Since Inception	13.55%
MS023
Average Annual Return:
Past 1 year	26.49%
Past 5 years	15.16%
Since Inception	12.31%

[1]	A From May 9, 2017 .